SHARE CAPITAL - Disclosure of detailed information about issued common shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	112,224,174		95,280,979
Equity	$ 30,878,302	$ 28,282,232	$ 27,287,036	$ 26,855,985
Issued Capital [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	112,224,174	93,694,956	95,280,979	79,344,956
Equity	$ 85,147,700	$ 79,376,206	$ 79,841,286	$ 77,286,874
Issued Capital [Member] | June 19, 2018 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		850,000
Equity		$ 131,325
Issued Capital [Member] | June 29, 2018 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		13,000,000
Equity		$ 2,008,500
Issued Capital [Member] | June 30, 2018 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding		500,000
Equity		$ 77,250
Issued Capital [Member] | June 26, 2018 [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance		$ (127,743)
Issued Capital [Member] | September 17, 2019 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			54,326
Equity			$ 15,993
Issued Capital [Member] | October 31, 2019 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			1,000,000
Equity			$ 304,120
Issued Capital [Member] | December 9, 2019 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			31,697
Equity			$ 8,967
Issued Capital [Member] | December 27, 2019 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding			500,000
Equity			$ 136,000
Issued Capital [Member] | February 3, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	500,000
Equity	$ 135,594
Issued Capital [Member] | February 6, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	22,659
Equity	$ 8,502
Issued Capital [Member] | February 25, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	6,000,000
Equity	$ 1,807,200
Issued Capital [Member] | February 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance	$ (80,842)
Issued Capital [Member] | February 28, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	375,000
Equity	$ 100,535
Issued Capital [Member] | June 30, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	24,896
Equity	$ 8,292
Issued Capital [Member] | July 31, 2020[Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	8,000,000
Equity	$ 2,984,000
Issued Capital [Member] | August 27, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	2,000,000
Equity	$ 761,700
Issued Capital [Member] | July and August 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Cost of issuance	$ (427,145)
Issued Capital [Member] | September 9, 2020 [Member]
Disclosure Of Issued Common Shares [Line Items]
Number of shares outstanding	20,640
Equity	$ 8,578